Consolidated Statements of Change in Shareholders' Equity		Common Stock [Member] USD ($) shares	Common Stock [Member] SGD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2022	[1]		$ 2,060		$ 3,447,940		$ (3,126,959)				$ 323,041
Balance, shares at Dec. 31, 2022 | shares	[1]	1,807,958	1,807,958
Capital contribution by shareholders					10,795,690						10,795,690
Capital contribution by shareholders, shares | shares		220,288	220,288
Net income (loss)							(7,570,873)				(7,570,873)
Foreign currency translation adjustment									(1,200)		(1,200)
Balance at Dec. 31, 2023	[1]		$ 2,060		14,243,630		(10,697,832)		(1,200)		3,546,658
Balance, shares at Dec. 31, 2023 | shares	[1]	2,028,246	2,028,246
Capital contribution by shareholders					2,793,695						2,793,695
Capital contribution by shareholders, shares | shares		1,511,544	1,511,544
Net income (loss)							(3,932,965)				(3,932,965)
Foreign currency translation adjustment									38,748		38,748
Balance at Dec. 31, 2024	[1]		$ 2,060		17,037,325		(14,630,797)		37,548		2,446,136
Balance, shares at Dec. 31, 2024 | shares	[1]	3,539,790	3,539,790
Capital contribution by shareholders					5,239,591						5,239,591
Capital contribution by shareholders, shares | shares		2,246,394	2,246,394
Net income (loss)							(4,185,192)			$ (3,254,679)	(4,185,192)
Foreign currency translation adjustment									(67,732)	(52,673)	(67,732)
Balance at Dec. 31, 2025		$ 1,602	$ 2,060	$ 17,323,988	$ 22,276,916	$ (14,632,545)	$ (18,815,989)	$ (23,473)	$ (30,184)	$ 2,669,572	$ 3,432,803
Balance, shares at Dec. 31, 2025 | shares		5,786,184	5,786,184

[1]	Shares and per share data are presented on a retroactive basis to give effect to the reverse stock split.